Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Revenues [Abstract]
Sales	$ 157,138	$ 68,383	$ 746,825	$ 69,102	$ 489,849	$ 1,448
Cost of Sales	77,031	39,763	397,954	40,266	212,458	359
Gross Profit	80,107	28,620	348,871	28,835	277,391	1,089
Operating Expenses
General and Administrative	832,027	171,948	1,579,250	349,147	2,439,302	197,498
Advertising and Marketing	505,288	259,058	838,940	313,050	739,145	0
Goodwill Impairment	0	431,006	2,418,190	662,197	1,024,358	0
Total Operating Expenses	1,337,315	198,704	1,080,875	166,253	4,202,805	197,498
Loss from Operations	(1,257,208)	(402,386)	(2,069,319)	(633,361)	(3,925,414)	(196,409)
Other (Income)/Expenses:
Interest Expense	14,902	$ 514,569	166,486	$ 681,562	1,090,285	183,333
Debt Inducement Expense	945,838		3,887,618		0	0
Gain on extinguishment of debt	(414,273)		945,838	$ 0	0	0
(Gain)/Loss on Derivative Liability	(4,193,772)	$ 12,189,965	(11,370,870)	14,100,596	11,608,504	(65,319)
Total Other (Income)/Expenses:	546,467	12,704,534	(6,370,928)	14,782,158	12,698,789	118,014
Income (Loss) Before Income Taxes	(1,803,675)	(13,106,921)	4,301,609	(15,415,519)	(16,624,203)	(314,423)
Income Tax Provision	0	0	0	0	0	0
Net Income (Loss)	$ (1,803,675)	$ (13,106,921)	$ 4,301,609	$ (15,415,519)	$ (16,624,203)	$ (314,423)
Loss Per Common Share	$ 0.00	$ (0.04)	$ .01	$ (0.06)	$ (0.05)	$ 0.00
Weighted Average Common Shares Outstanding	481,293,930	329,611,660	468,300,510	251,904,513	311,490,363	202,433,700